Other Operating Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions and expenses for assets received in lieu of payment
Provisions for assets received in lieu of payment	$ 3,246	$ 3,930	$ 2,307
Expenses to maintain assets received in lieu of payment	1,225	1,749	791
Subtotal	4,471	5,679	3,098
Provisions for contingencies
Country risk provisions
Other provisions	33	3
Subtotal	33	3
Other expenses
Write-offs for operating risks	5,561	11,378	6,360
Leasings operational expenses	5,111	4,504	10,152
Card administration	2,490	2,640	2,890
Correspondent banks	1,569	882	857
Expenses for leased assets recoveries	1,072	2,287	1,115
Others	3,543	2,213	1,396
Subtotal	19,346	23,904	22,770
Total	$ 23,850	$ 29,586	$ 25,868